OTHER EXPENSES, NET - Summary of Components of Other Expenses, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Expenses [Line Items]
Stock-based compensation	$ 208,000	$ 0		$ 0
Transaction Fees	(889,000)	0	$ (3,640,000)	0
Other, net	(247,000)	(7,000)	(428,000)	(436,000)
Interest income	11,000	47,000	48,000	52,000
Other expense, net	$ (1,125,000)	$ 40,000	(6,359,000)	(384,000)
Hicks Holdings Operating LLC
Schedule Of Other Expenses [Line Items]
Stock-based compensation			$ (2,339,000)	$ 0